Label	Element	Value
Restricted Cash and Cash Equivalents	us-gaap_RestrictedCashAndCashEquivalents	$ 2,394,000,000
Restricted Cash and Cash Equivalents	us-gaap_RestrictedCashAndCashEquivalents	3,167,000,000
Restricted Cash and Cash Equivalents	us-gaap_RestrictedCashAndCashEquivalents	2,437,000,000
Cash and Cash Equivalents, at Carrying Value	us-gaap_CashAndCashEquivalentsAtCarryingValue	5,864,000,000
Cash and Cash Equivalents, at Carrying Value	us-gaap_CashAndCashEquivalentsAtCarryingValue	4,830,000,000
Cash and Cash Equivalents, at Carrying Value	us-gaap_CashAndCashEquivalentsAtCarryingValue	$ 6,252,000,000